Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance costs
Interest on bank and other borrowings	$ 25,543	$ 17,793	$ 11,879
Interest on finance leases	232	62
Interest on convertible bonds	15,818	16,352	13,238
Interest on corporate bonds	22,405	22,327	22,253
Interest on medium-term notes	8,185	4,625
Interest on short-term notes	1,164	1,509
Less: government funding (Note 11.5)	(24,182)	(11,639)	(4,895)
Total interest expense for financial liabilities not classified as at FVTPL	49,165	51,029	42,475
Less: amounts capitalized	(31,144)	(27,992)	(30,257)
Total	$ 18,021	$ 23,037	$ 12,218
Weighted average
Finance costs
Borrowings, interest rate	1.65%	2.12%	3.75%